Note 6 - Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of other operating income expense [abstract]
Disclosure of detailed information about other operating income and expenses [text block]
	Year ended December 31,
	2022	2021	2020
Other operating income
Net income from other sales	28,161	10,694	9,891
Net rents	5,084	5,314	5,501
Reclassification of currency translation adjustment reserve (*)	71,252	-	-
Tax recovery in Brazilian subsidiaries (**)	-	35,568	8,164
Other (***)	-	16,290	9,837
Recovery on allowance for doubtful receivables	-	379	-
	104,497	68,245	33,393
Other operating expenses
Contributions to welfare projects and non-profit organizations	13,668	6,697	12,989
Securities Exchange Commission investigation settlement (****)	78,100	-	-
Allowance for doubtful receivables	346	-	1,263
Other	12,595	-	-
	104,709	6,697	14,252

(*) During 2022, as result of NKKTubes’ definitive cease of operations, the currency translation adjustment reserve belonging to the shareholders was reclassified to the income statement. For more information see note 35 “Other Relevant Information –Agreement to terminate NKKTubes joint venture”.

(**) On May 13, 2021, the Brazilian Supreme Court issued a final judgment which confirmed that the methodology for calculating PIS and COFINS (Federal Social Contributions on Gross Revenues) tax claims to which taxpayers are entitled to, should exclude from its base the total output of ICMS, calculated on a gross basis. This decision led to a recognition of approximately $53 million tax credit in Brazilian subsidiaries, out of which $36 million were recognized in other operating income and $17 million in financial results (impacting in Finance Income and Finance Cost). In addition the tax charge related to this gain amounted to $12 million.

(***) On November 1, 2021 the Company transferred 100% of the shares of Geneva Structural Tubes LLC (“Geneva”) to MKK USA Inc., a subsidiary of Maruichi Steel Tube Ltd of Japan for an aggregate price of $24.3 million. The gain of this transaction ascended to approximately $6.8 million.

(****) For more information see note 26 “Contingencies, commitments and restrictions to the distribution of profits - Contingencies - Petrobras-related proceedings and claims”.